Property, Equipment and Software, Net - Schedule of property, equipment and software, net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property Equipment and Software, Net [Line Items]
Property, equipment and software, gross	¥ 181,693		¥ 192,815
Less: accumulated depreciation	(134,968)		(121,909)
Net book value	46,725	$ 6,401	70,906
Servers and computers [Member]
Property Equipment and Software, Net [Line Items]
Property, equipment and software, gross	138,380		142,210
Furniture, fixtures and office equipment [Member]
Property Equipment and Software, Net [Line Items]
Property, equipment and software, gross	10,916		12,690
Leasehold improvements [Member]
Property Equipment and Software, Net [Line Items]
Property, equipment and software, gross	26,850		29,727
Software and others [Member]
Property Equipment and Software, Net [Line Items]
Property, equipment and software, gross	¥ 5,547		¥ 8,188